Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current liabilities [Abstract]
Accrued Liabilities	$ 786,880	$ 776,564
Interest Payable	1,374,222	232,491
Interest Payable - Related Parties	58,824	11,699
Other Payables	3,662,238	34,064
Total	$ 5,882,164	$ 1,054,818